Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited)
February 28, 2023

Description	Shares	Value
COMMON STOCKS - 93.4%
Communication Services - 5.4%
Interpublic Group of Companies	136,760	$4,860,451
Live Nation Entertainment *	65,805	4,741,908
		9,602,359
Consumer Discretionary - 6.9%
Allison Transmission Holdings	85,840	4,077,400
Leslie's *	274,460	3,460,941
LKQ	79,660	4,563,721
		12,102,062
Consumer Staples - 2.5%
BJ's Wholesale Club Holdings *	60,940	4,375,492
Energy - 3.2%
Baker Hughes, Class A	184,170	5,635,602
Financials - 22.7%
Affiliated Managers Group	33,440	5,330,670
American Financial Group	27,320	3,663,885
BOK Financial	36,461	3,816,737
Citizens Financial Group	107,860	4,504,234
Intercontinental Exchange	35,595	3,623,571
Loews	33,365	2,038,268
Northern Trust	35,505	3,382,561
Progressive	21,110	3,029,707
Signature Bank	44,755	5,149,063
White Mountains Insurance Group	3,833	5,533,204
		40,071,900
Health Care - 7.1%
Charles River Laboratories International *	17,635	3,868,061
Encompass Health	73,687	4,164,789
Zimmer Biomet Holdings	36,670	4,542,313
		12,575,163
Industrials - 6.3%
Snap-on	15,485	3,850,810
Stanley Black & Decker	29,500	2,525,495
U-Haul Holding, Series N	86,885	4,833,413
		11,209,718
Information Technology - 16.1%
Cognizant Technology Solutions, Class A	76,545	4,794,013
Fidelity National Financial	108,490	4,324,412
Global Payments	44,455	4,987,851
National Instruments	72,130	3,643,286
Sensata Technologies Holding plc	99,180	5,016,524
SS&C Technologies Holdings	96,915	5,688,911
		28,454,997
Materials - 9.2%
Avantor *	156,830	3,821,947
Eagle Materials	29,150	4,090,328
FMC	28,420	3,670,443
Sealed Air	95,555	4,645,884
		16,228,602
Real Estate - 9.0%
Americold Realty Trust - REIT	164,970	4,850,118
Camden Property Trust - REIT	33,125	3,801,425
Ventas - REIT	83,020	4,038,923
Weyerhaeuser - REIT	102,730	3,210,312
		15,900,778
Utilities - 5.0%
UGI	113,670	4,231,934
Vistra	210,410	4,626,916
		8,858,850
TOTAL COMMON STOCKS
(Cost $136,395,486)		165,015,523

MONEY MARKET FUND - 6.6%
First American Treasury Obligations Fund, Class X, 4.72% ^
(Cost $11,724,796)	11,724,796	11,724,796

Total Investments - 100.0%
(Cost $148,120,282)		176,740,319
Other Assets and Liabilities, Net - 0.0%		50,466
Total Net Assets - 100.0%		$176,790,785

* Non-income producing security.
REIT - Real Estate Investment Trust
^ The rate shown is the annualized seven-day effective yield as of February 28, 2023.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2023, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$165,015,523	$-	$-	$165,015,523
Short-Term Investment	11,724,796	-	-	11,724,796
Total Investments	$176,740,319	$-	$-	$176,740,319

Refer to Schedule of Investments for further information on the classification of investments.